COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

24   COMMITMENTS AND CONTINGENCIES

(a)   Capital commitments

Capital commitments outstanding at December 31, 2017 and 2018 not provided for in the financial statements were as follows:

	As of	As of
	December 31, 2017	December 31, 2018

Contracted for	1,065,551	1,017,325

(b)   Lease commitments

The Company’s lease commitments are disclosed in note 12.

(c)   Litigation contingencies

In August 2018, the Company and its chief executive officer and chief financial officer were named as defendants in a consolidated class action lawsuit filed in the United States District Court. The complaints in the action allege that the Company’s registration statements contained misstatements or omissions regarding its business, operation, and compliance in violation of the U.S. securities laws. As the case remains in its preliminary stage, the likelihood of any unfavorable outcome or any estimate of the amount or range of any potential loss cannot be reasonably estimated at the issuance of this report. As a result, the Company did not record any liabilities pertaining to this.